Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation
Share-based compensation

20.  Share-based compensation

As of December 31, 2012, the Company had one share-based compensation plan, which is described below.

On August 18, 2006, the shareholders of the Company approved the 2006 Stock Incentive Plan (the “Plan”), which permits the grant of share options and shares to its eligible recipients for up to 8,656,000 ordinary shares plus a number of ordinary shares equal to 10% of any additional share capital of the Company issued following the effective date of the Plan. The Group believes that such awards better align the interests of its employees with those of its shareholders.

a)    Options

During the year ended December 31, 2012, the Company granted 2,207,000 ordinary share options to certain of its employees. The exercise price of the options ranges from US$1.37 to US$1.83.

The Group recognized a pre-tax charge of RMB 28,559, RMB 12,810 and RMB 12,980 (included in selling, general, and administrative expenses and manufacturing overhead, of which RMB 249, RMB 268 and RMB 1,256 was capitalized in the cost of inventory as of December 31, 2010, 2011 and 2012, respectively), for the years ended December 31, 2010, 2011 and 2012 associated with the expensing of stock options, respectively.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010 and 2012 were US$ 4.88 and US$ 1.4, respectively. No option grants were made in 2011. The compensation that has been charged for the option, net of the amounts reversed for options forfeited in excess of amounts estimated at the grant date, was RMB 28,310, RMB 12,542 and RMB 11,724 for the years ended December 31, 2010, 2011 and 2012, respectively. The amounts reversed associated with options forfeited were RMB 1,737, RMB 5,110 and RMB 1,616 for the years ended December 31, 2010, 2011 and 2012, respectively.  The total income tax benefit recognized in the income statement for share-based compensation arrangements was nil for the periods.

The Group used the forfeiture rate of 7.70%, 9.79% and 9.82% respectively for the years ended 2010, 2011 and 2012.

As of December 31, 2010, 2011 and 2012, there was RMB 25,316, RMB 5,491 and RMB 3,788 of total unrecognized compensation cost related to non-vested share-based employees arrangements granted under the Plan, respectively. The cost is expected to be recognized over a remaining weighted-average period of 14 months.

The Company expects to issue new shares to satisfy share option exercises.

These options will become fully vested upon a change in control or on any date at the discretion of the plan administrator. The fair value of option grant is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions for options granted to employees during the years ended December 31, 2010, 2011 and 2012 respectively:

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Average risk-free rate	2.74%	—	1.09%~1.27%
Weighted average expected option life	6 years	—	5.75 years
Volatility rate	70%	—	80.5%
Dividend	—	—	—

(1)         The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)         The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)         The Company has no history or expectation of paying dividends on its ordinary shares.

(4)         The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

The following table summarizes information with respect to share options outstanding on December 31, 2012:

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2010	3,835,650	6.05	8.28	3,337
Granted	—	—	—	—
Forfeited	(371,750)	4.41	—	—
Exercised	(773,250)	4.55	—	—
Outstanding at December 31, 2011	2,690,650	6.71	7.17	—
Granted	2,207,000	1.40		—
Forfeited	(540,600)	4.60		—
Exercised	—	—
Outstanding at December 31, 2012	4,357,050	4.28	7.62	—
Exercisable at December 31, 2012	1,662,850	7.79	5.85	—

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $1,166, $2,077 and $ 0, respectively.

b)    Restricted share units (“RSU”)

RSUs are commitments made to issue ordinary shares at the time that each underlying RSU vests. The RSUs are not legally issued ordinary shares nor do they comprise outstanding ordinary shares and therefore, do not give their holders voting or dividend rights.

Upon vesting, the shares will be issued by the Company.

The following table summarizes information with respect to RSUs outstanding on December 31, 2012:

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2010	2,428,000	4.90
Granted	880,000	5.87
Vested	(587,500)	4.80
Forfeited	(227,500)	6.00
Nonvested at December 31, 2011	2,493,000	5.17
Granted	90,000	0.79
Vested	(95,000)	5.92
Forfeited	(50,000)	5.85
Nonvested at December 31, 2012	2,438,000	4.97

For RSUs, the Company recognized a pre-tax charge of RMB 43,226, RMB 27,377 and RMB 20,249 (included in selling, general, and administrative expenses) for the years ended December 31, 2010, 2011 and 2012, respectively. Unrecognized compensation expense related to the RSUs as of December 31, 2010 and 2012 were RMB 31,578 and RMB 11,024, respectively. The cost is expected to be recognized over a remaining weighted average period of 22 months.  The fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB 23,022, RMB 20,738 and RMB 997, respectively.